Provisions	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Provisions	5.14 Provisions
5.14.1 Provisions for employee commitments

in € thousand	June 30, 2023	December 31, 2022
Employer contribution costs on share-based compensation plans	2,857	3,330
Phantom shares	1,936	2,976
Retirement termination benefits	380	330
Leaving indemnities	54	267
TOTAL	5,227	6,903
Less non-current portion	511	360
CURRENT PORTION	4,717	6,543
Share-based provisions
Employer contribution costs on share-based compensation plans and phantom shares are calculated at the balance sheet date using the share price of Valneva as at June 30, 2023: €6.68 (December 31, 2022: €6.22).
5.14.2 Other provisions

in € thousand	June 30, 2023	December 31, 2022
Non-current	932	960
Current	7,933	24,714
PROVISIONS	8,865	25,674
As at June 30, 2023, €1.8 million of the provision related mainly to onerous purchase agreements related to the wind-down of COVID activities (December 31, 2022 : €18.8 million). The position also comprises €5.2 million from a provision for expected legal and settlement costs under a court proceeding related to the Intercell AG/Vivalis SA merger (December 31, 2022 : €5.2 million).